Acquisitions / Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Business Combinations [Abstract]
Schedule of Outstanding Deferred Cash and Equity Related to Acquisitions
As of June 26, 2021, our outstanding deferred cash and equity related to our acquisitions is as follows:

(in millions)
Outstanding deferred cash and equity balance at December 26, 2020	$13
Accruals	3
Cash payment	(15)

Outstanding deferred cash and equity balance at June 26, 2021	$1

As of December 26, 2020, our outstanding deferred cash and equity, as it relates to all acquisitions, including acquisitions related to our discontinued operations, are as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Beginning outstanding deferred cash and equity balance	$—	$13	$20
Accruals	39	35	12
Restricted Class A Unit Vesting	(9)	(12)	(3)
Cash payment	(17)	(16)	(16)

Ending outstanding deferred cash and equity balance	$13	$20	$13